Loans (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of loans receivable

	31 December 2016			31 December 2015
	Bermuda	Non-Bermuda	Total	Bermuda	Non-Bermuda	Total
Commercial loans
Government	94,504	17,908	112,412	202,776	22,402	225,178
Commercial and industrial	130,171	201,652	331,823	121,466	221,243	342,709
Commercial overdrafts	22,594	2,767	25,361	34,997	5,736	40,733
Total gross commercial loans	247,269	222,327	469,596	359,239	249,381	608,620
Less specific allowance for credit losses	(577)	—	(577)	(590)	—	(590)
Net commercial loans	246,692	222,327	469,019	358,649	249,381	608,030

Commercial real estate loans
Commercial mortgage	363,982	217,640	581,622	415,747	249,622	665,369
Construction	24,500	4,385	28,885	5,396	8,211	13,607
Total gross commercial real estate loans	388,482	222,025	610,507	421,143	257,833	678,976
Less specific allowance for credit losses	(750)	—	(750)	(727)	(2,224)	(2,951)
Net commercial real estate loans	387,732	222,025	609,757	420,416	255,609	676,025

Consumer loans
Automobile financing	13,077	6,905	19,982	12,308	7,556	19,864
Credit card	57,730	20,811	78,541	59,119	19,839	78,958
Overdrafts	2,380	3,202	5,582	4,750	8,165	12,915
Other consumer	30,798	63,186	93,984	32,022	84,062	116,084
Total gross consumer loans	103,985	94,104	198,089	108,199	119,622	227,821
Less specific allowance for credit losses	(275)	(3)	(278)	(274)	—	(274)
Net consumer loans	103,710	94,101	197,811	107,925	119,622	227,547

Residential mortgage loans	1,205,468	1,131,065	2,336,533	1,243,221	1,290,819	2,534,040
Less specific allowance for credit losses	(9,559)	(574)	(10,133)	(13,411)	(1,879)	(15,290)
Net residential mortgage loans	1,195,909	1,130,491	2,326,400	1,229,810	1,288,940	2,518,750

Total gross loans	1,945,204	1,669,521	3,614,725	2,131,802	1,917,655	4,049,457
Less specific allowance for credit losses	(11,161)	(577)	(11,738)	(15,002)	(4,103)	(19,105)
Less general allowance for credit losses	(24,950)	(7,559)	(32,509)	(20,176)	(10,021)	(30,197)
Net loans	1,909,093	1,661,385	3,570,478	2,096,624	1,903,531	4,000,155

Schedule of age analysis and past due loans
The following tables summarise the past due status of the loans as at 31 December 2016 and 31 December 2015. The aging of past due amounts are determined based on the contractual delinquency status of payments under the loan and this aging may be affected by the timing of the last business day at period end. Loans less than 30 days past due are included in current loans.

31 December 2016	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total loans
Commercial loans
Government	—	—	—	—	112,412	112,412
Commercial and industrial	2,712	—	584	3,296	328,527	331,823
Commercial overdrafts	—	—	2	2	25,359	25,361
Total commercial loans	2,712	—	586	3,298	466,298	469,596

Commercial real estate loans
Commercial mortgage	377	—	5,964	6,341	575,281	581,622
Construction	175	—	—	175	28,710	28,885
Total commercial real estate loans	552	—	5,964	6,516	603,991	610,507

Consumer loans
Automobile financing	86	23	225	334	19,648	19,982
Credit card	366	177	392	935	77,606	78,541
Overdrafts	—	—	17	17	5,565	5,582
Other consumer	720	564	999	2,283	91,701	93,984
Total consumer loans	1,172	764	1,633	3,569	194,520	198,089

Residential mortgage loans	26,122	4,345	50,262	80,729	2,255,804	2,336,533

Total gross loans	30,558	5,109	58,445	94,112	3,520,613	3,614,725

31 December 2015	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total loans
Commercial loans
Government	—	—	—	—	225,178	225,178
Commercial and industrial	11	14	608	633	342,076	342,709
Commercial overdrafts	—	—	25	25	40,708	40,733
Total commercial loans	11	14	633	658	607,962	608,620

Commercial real estate loans
Commercial mortgage	1,133	—	6,658	7,791	657,578	665,369
Construction	—	—	—	—	13,607	13,607
Total commercial real estate loans	1,133	—	6,658	7,791	671,185	678,976

Consumer loans
Automobile financing	194	81	78	353	19,511	19,864
Credit card	1,459	337	132	1,928	77,030	78,958
Overdrafts	—	—	538	538	12,377	12,915
Other consumer	832	979	1,231	3,042	113,042	116,084
Total consumer loans	2,485	1,397	1,979	5,861	221,960	227,821

Residential mortgage loans	40,793	8,911	65,343	115,047	2,418,993	2,534,040

Total gross loans	44,422	10,322	74,613	129,357	3,920,100	4,049,457

Schedule of financing receivable credit quality indicators

31 December 2016	Pass	Special mention	Substandard	Non-accrual	Total gross recorded investments
Commercial loans
Government	104,611	301	7,500	—	112,412
Commercial and industrial	325,924	4,122	1,194	583	331,823
Commercial overdrafts	22,976	2,145	238	2	25,361
Total commercial loans	453,511	6,568	8,932	585	469,596

Commercial real estate loans
Commercial mortgage	502,918	71,038	1,702	5,964	581,622
Construction	28,885	—	—	—	28,885
Total commercial real estate loans	531,803	71,038	1,702	5,964	610,507

Consumer loans
Automobile financing	19,309	360	28	285	19,982
Credit card	78,149	—	392	—	78,541
Overdrafts	5,533	32	—	17	5,582
Other consumer	91,348	1,564	360	712	93,984
Total consumer loans	194,339	1,956	780	1,014	198,089

Residential mortgage loans	2,200,807	36,739	58,087	40,900	2,336,533

Total gross recorded loans	3,380,460	116,301	69,501	48,463	3,614,725

31 December 2015	Pass	Special mention	Substandard	Non-accrual	Total gross recorded investments
Commercial loans
Government	213,928	11,250	—	—	225,178
Commercial and industrial	333,853	4,133	4,106	617	342,709
Commercial overdrafts	36,017	4,493	197	26	40,733
Total commercial loans	583,798	19,876	4,303	643	608,620

Commercial real estate loans
Commercial mortgage	542,195	86,285	26,629	10,260	665,369
Construction	13,607	—	—	—	13,607
Total commercial real estate loans	555,802	86,285	26,629	10,260	678,976

Consumer loans
Automobile financing	19,378	388	—	98	19,864
Credit card	78,826	—	132	—	78,958
Overdrafts	11,618	54	1,232	11	12,915
Other consumer	112,426	1,308	1,056	1,294	116,084
Total consumer loans	222,248	1,750	2,420	1,403	227,821

Residential mortgage loans	2,391,723	42,578	46,793	52,946	2,534,040

Total gross recorded loans	3,753,571	150,489	80,145	65,252	4,049,457

Schedule of allowance for credit loss

Evaluation of Loans For Impairment	31 December 2016		31 December 2015
	Individually evaluated	Collectively evaluated	Individually evaluated	Collectively evaluated
Commercial	9,686	459,910	13,607	595,013
Commercial real estate	21,893	588,614	38,019	640,957
Consumer	1,746	196,343	1,882	225,939
Residential mortgage	113,065	2,223,468	116,176	2,417,864
Total gross loans	146,390	3,468,335	169,684	3,879,773

Changes in General and Specific Allowances For Credit Losses

	Year ended 31 December 2016
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Allowances at beginning of year	8,723	6,512	2,763	31,304	49,302
Provision taken (released)	(5,265)	14,459	(1,076)	(3,719)	4,399
Recoveries	97	12	1,264	70	1,443
Charge-offs	(138)	(4,520)	(1,916)	(3,837)	(10,411)
Other	(40)	(239)	(70)	(137)	(486)
Allowances at end of year	3,377	16,224	965	23,681	44,247
Allowances at end of year: individually evaluated for impairment	577	750	278	10,133	11,738
Allowances at end of year: collectively evaluated for impairment	2,800	15,474	687	13,548	32,509

	Year ended 31 December 2015
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Allowances at beginning of year	7,831	5,920	2,797	30,934	47,482
Provision taken	440	1,027	586	3,688	5,741
Recoveries	788	182	1,455	427	2,852
Charge-offs	(318)	(513)	(2,031)	(3,701)	(6,563)
Other	(18)	(104)	(44)	(44)	(210)
Allowances at end of year	8,723	6,512	2,763	31,304	49,302
Allowances at end of year: individually evaluated for impairment	590	2,951	274	15,290	19,105
Allowances at end of year: collectively evaluated for impairment	8,133	3,561	2,489	16,014	30,197

	Year ended 31 December 2014
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Allowances at beginning of year	8,340	9,816	3,442	31,157	52,755
Provision taken	282	2,789	(686)	5,663	8,048
Recoveries	67	—	1,983	274	2,324
Charge-offs	(838)	(6,621)	(1,895)	(6,113)	(15,467)
Other	(20)	(64)	(47)	(47)	(178)
Allowances at end of year	7,831	5,920	2,797	30,934	47,482
Allowances at end of year: individually evaluated for impairment	417	1,822	355	16,217	18,811
Allowances at end of year: collectively evaluated for impairment	7,414	4,098	2,442	14,717	28,671

Schedule of non-accrual status for non-performing loans

Non-Performing Loans (excluding purchased credit-impaired loans)	31 December 2016			31 December 2015
	Non-accrual	Past due more than 90 days and accruing	Total non- performing loans	Non-accrual	Past due more than 90 days and accruing	Total non- performing loans
Commercial loans
Commercial and industrial	583	—	583	617	—	617
Commercial overdrafts	2	—	2	26	10	36
Total commercial loans	585	—	585	643	10	653

Commercial real estate loans
Commercial mortgage	5,964	—	5,964	10,260	737	10,997

Consumer loans
Automobile financing	285	2	287	98	—	98
Credit card	—	392	392	—	132	132
Overdrafts	17	—	17	11	527	538
Other consumer	712	300	1,012	1,294	85	1,379
Total consumer loans	1,014	694	1,708	1,403	744	2,147

Residential mortgage loans	40,900	8,476	49,376	52,946	12,760	65,706

Total non-performing loans	48,463	9,170	57,633	65,252	14,251	79,503

Schedule of impaired loans

	Impaired loans with an allowance			Gross recorded investment of impaired loans without an allowance	Total impaired loans
31 December 2016	Gross recorded investment	Specific allowance	Net loans		Gross recorded investment	Specific allowance	Net loans
Commercial loans
Commercial and industrial	579	(577)	2	1,048	1,627	(577)	1,050
Commercial overdrafts	—	—	—	2	2	—	2
Total commercial loans	579	(577)	2	1,050	1,629	(577)	1,052

Commercial real estate loans
Commercial mortgage	1,722	(750)	972	5,944	7,666	(750)	6,916

Consumer loans
Automobile financing	155	(75)	80	130	285	(75)	210
Overdrafts	—	—	—	17	17	—	17
Other consumer	253	(203)	50	459	712	(203)	509
Total consumer loans	408	(278)	130	606	1,014	(278)	736

Residential mortgage loans	30,330	(9,961)	20,369	52,043	82,373	(9,961)	72,412

Total impaired loans	33,039	(11,566)	21,473	59,643	92,682	(11,566)	81,116

Specific allowance excludes $0.2 million recognized relating to purchased credit-impaired loans.

	Impaired loans with an allowance			Gross recorded investment of impaired loans without an allowance	Total impaired loans
31 December 2015	Gross recorded investment	Specific allowance	Net loans		Gross recorded investment	Specific allowance	Net loans
Commercial loans
Commercial and industrial	599	(590)	9	1,096	1,695	(590)	1,105
Commercial overdrafts	—	—	—	26	26	—	26
Total commercial loans	599	(590)	9	1,122	1,721	(590)	1,131

Commercial real estate loans
Commercial mortgage	6,127	(2,951)	3,176	17,198	23,325	(2,951)	20,374

Consumer loans
Automobile financing	—	—	—	98	98	—	98
Overdrafts	—	—	—	11	11	—	11
Other consumer	366	(274)	92	1,008	1,374	(274)	1,100
Total consumer loans	366	(274)	92	1,117	1,483	(274)	1,209

Residential mortgage loans	42,145	(15,290)	26,855	39,283	81,428	(15,290)	66,138

Total impaired loans	49,237	(19,105)	30,132	58,720	107,957	(19,105)	88,852

Average Impaired Loan Balances and Related Recognised Interest Income

	31 December 2016		31 December 2015		31 December 2014
	Average gross recorded investment	Interest income recognised¹	Average gross recorded investment	Interest income recognised¹	Average gross recorded investment	Interest income recognised¹

Commercial loans
Commercial and industrial	1,661	64	1,214	—	1,452	—
Commercial overdrafts	14	—	66	—	289	—
Total commercial loans	1,675	64	1,280	—	1,741	—

Commercial real estate loans
Commercial mortgage	15,496	237	28,612	311	48,581	675

Consumer loans
Automobile financing	192	—	137	—	307	—
Credit card	—	—	—	—	35	—
Overdrafts	14	—	27	—	132	—
Other consumer	1,043	—	1,617	2	1,963	5
Total consumer loans	1,249	—	1,781	2	2,437	5

Residential mortgage loans	81,901	2,201	78,433	1,442	70,923	1,021

Total impaired loans	100,321	2,502	110,106	1,755	123,682	1,701
¹ All interest income recognised on impaired loans relate to loans previously modified in a TDR.

Schedule of troubled debt restructuring
TDRs entered into during the year

	Year ended 31 December 2016
	Number of contracts	Pre- modification recorded investment	Modification: interest capitalisation	Post- modification recorded investment
Residential mortgage loans	21	12,543	81	12,624
Total loans modified in a TDR	21	12,543	81	12,624

	Year ended 31 December 2015
	Number of contracts	Pre- modification recorded investment	Modification: interest capitalisation	Post- modification recorded investment
Commercial loans	1	1,000	87	1,087
Residential mortgage loans	20	13,283	1,081	14,364
Total loans modified in a TDR	21	14,283	1,168	15,451

	Year ended 31 December 2014
	Number of contracts	Pre- modification recorded investment	Modification: interest capitalisation	Post- modification recorded investment
Residential mortgage loans	20	13,857	259	14,116
Total loans modified in a TDR	20	13,857	259	14,116

	31 December 2016		31 December 2015
TDRs outstanding	Accrual	Non-accrual	Accrual	Non-accrual
Commercial loans	1,044	—	1,078	—
Commercial real estate loans	1,702	1,539	13,065	1,608
Consumer loans	—	—	80	—
Residential mortgage loans	41,473	5,006	28,482	7,175
Total TDRs outstanding	44,219	6,545	42,705	8,783

Schedule of purchased credit-impaired loans

	Year ended
	31 December 2016
	Contractual principal	Non-accretable difference	Accretable difference	Carrying amount
Balance at beginning of year	8,709	(2,248)	(631)	5,830
Advances and increases in cash flows expected to be collected	166	408	(396)	178
Reductions resulting from repayments	(464)	—	216	(248)
Reductions resulting from changes in allowances for credit losses	—	(172)	—	(172)
Reductions resulting from charge-offs	(395)	395	—	—
Balance at end of year	8,016	(1,617)	(811)	5,588

	Year ended
	31 December 2015
	Contractual principal	Non-accretable difference	Accretable difference	Carrying amount
Balance at beginning of year	11,020	(3,804)	—	7,216
Advances and increases in cash flows expected to be collected	150	631	(631)	150
Reductions resulting from repayments	(1,554)	—	107	(1,447)
Reductions resulting from charge-offs	(907)	818	—	(89)
Accretion	—	107	(107)	—
Balance at end of year	8,709	(2,248)	(631)	5,830

	Year ended
	31 December 2014
	Contractual principal	Non-accretable difference	Accretable difference	Carrying amount
Balance at beginning of year	—	—	—	—
Purchases	11,001	(3,804)	—	7,197
Advances and increases in cash flows expected to be collected	19	—	—	19
Balance at end of year	11,020	(3,804)	—	7,216